Annual Total Returns - Fidelity Freedom® 2035 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2035 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(8.15%)
Annual Return 2019	24.74%
Annual Return 2020	17.41%
Annual Return 2021	14.56%